Consolidated Condensed Interim Statement of Cash Flows (Parentheticals) (Unaudited)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Issuance of units/warrants at net of cash issue costs	0.50
CA
Issuance of units/warrants at net of cash issue costs	0.50	0.50